Subsequent Event - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Potential interest on potential tax liability related to disallowed tax benefits			$ 144,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Additional federal and state taxes	600,000,000
Potential interest on potential tax liability related to disallowed tax benefits	150,000,000
Estimates partial or complete liquidation cross-boarder energy lease investments, period	1 year
Non cash charges related to cross border energy lease investments		383,000,000	313,000,000
Non cash charge related to reduction of cross border lease investments before tax		373,000,000
Non cash charge related to reduction of cross border lease investments net of tax		313,000,000
Income tax expense (benefit)		70,000,000
Aggregate cash proceeds			873,000,000
Lease termination payments			2,000,000,000
Pre-tax Loss			3,000,000
After-tax loss			2,000,000
Subsequent Event [Member] | Unfavorable IRS Action [Member]
Subsequent Event [Line Items]
Potential interest on potential tax liability related to disallowed tax benefits	50,000,000
Additional taxes and related interest	242,000,000
Federal income tax benefits	192,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
After-tax effect of revised lease rerun	355,000,000
Additional federal and state taxes	170,000,000
Potential interest on potential tax liability related to disallowed tax benefits	50,000,000
Additional taxes and related interest	220,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
After-tax effect of revised lease rerun	380,000,000
Additional federal and state taxes	200,000,000
Potential interest on potential tax liability related to disallowed tax benefits	60,000,000
Additional taxes and related interest	260,000,000
Subsequent Event [Member] | Power Delivery [Member]
Subsequent Event [Line Items]
Income tax expense (benefit)		(12,000,000)
Subsequent Event [Member] | Other Non-Regulated [Member]
Subsequent Event [Line Items]
Income tax expense (benefit)		16,000,000
Subsequent Event [Member] | Corporate and Other [Member]
Subsequent Event [Line Items]
Income tax expense (benefit)		$ 66,000,000
Subsequent Event [Member] | PHI [Member] | Maximum [Member]
Subsequent Event [Line Items]
Maximum tax penalty percentage	20.00%